Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions and Dispositions [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date	Fair Value of Assets Acquired and Liabilities Assumed as of the Acquisition Date

in € m.	October 13, 2023
Cash consideration transferred	460
Total consideration transferred	460

Recognized amounts of identifiable assets acquired and liabilities assumed:[1]
Interbank balances (w/o central banks)	126
Securities borrowed	10
Financial assets at fair value through profit or loss	44
Property and equipment	53
Other intangible assets	84
All other assets	410
Total assets acquired	727
Financial liabilities at fair value through profit or loss	14
All other liabilities	488
Total liabilities assumed	502
Total identifiable net assets	225
Goodwill	235
Total identifiable net assets and goodwill acquired	460
1By major class of assets acquired and liabilities assumed

Assets and liabilities disposed

in € m.	2025	2024	2023
Cash and cash equivalents	—	—	7
All remaining assets	—	—	105
Total assets disposed	—	—	113
Total liabilities disposed	—	—	213